Maturity analysis of assets and liabilities (Detail] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Total financial assets measured at amortized cost	$ 1,043,293	$ 1,189,451
Amounts due from banks	18,903	21,146
Loans and advances to customers	579,967	639,669
Other financial assets measured at amortized cost	58,835	65,455
Total financial assets measured at fair value through profit or loss	465,947	470,773
Financial assets at fair value not held for trading	95,472	104,018
Financial assets measured at fair value through other comprehensive income	2,195	2,233
Total non-financial assets	53,600	54,500
Total assets	1,565,028	1,716,924	$ 1,104,364
Liabilities
Total financial liabilities measured at amortized cost	1,054,698	1,177,633
Customer deposits	745,777	792,029
Debt issued measured at amortized cost	214,219	237,817
Total financial liabilities measured at fair value through profit or loss	401,514	426,635
Debt issued designated at fair value	107,909	128,289
Total non-financial liabilities	23,200	26,500
Total liabilities	1,479,454	1,630,769
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	79,600	91,600
Guarantees	40,700	46,300
Forward starting reverse repurchase and securities borrowing agreements	24,900	18,400
Irrevocable committed prolongation of existing loans	4,600	4,600
Total	149,800	161,000
Due within 1 month
Assets
Total financial assets measured at amortized cost	556,100	645,600
Amounts due from banks	17,100	18,700
Loans and advances to customers	162,600	177,800
Other financial assets measured at amortized cost	9,500	12,200
Total financial assets measured at fair value through profit or loss	412,200	417,600
Financial assets at fair value not held for trading	41,700	50,800
Financial assets measured at fair value through other comprehensive income	500	100
Total non-financial assets	13,400	12,300
Total assets	982,100	1,075,600
Liabilities
Total financial liabilities measured at amortized cost	687,100	748,700
Customer deposits	608,100	618,200
Debt issued measured at amortized cost	9,800	10,100
Total financial liabilities measured at fair value through profit or loss	299,700	308,300
Debt issued designated at fair value	12,000	17,000
Total non-financial liabilities	15,000	17,900
Total liabilities	1,001,800	1,074,900
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	78,700	90,700
Guarantees	40,700	46,300
Forward starting reverse repurchase and securities borrowing agreements	24,900	18,400
Irrevocable committed prolongation of existing loans	2,500	2,500
Total	146,700	157,900
Due between 1 and 3 months
Assets
Total financial assets measured at amortized cost	50,600	57,700
Amounts due from banks	800	1,100
Loans and advances to customers	33,400	34,000
Other financial assets measured at amortized cost	900	1,800
Total financial assets measured at fair value through profit or loss	6,500	12,200
Financial assets at fair value not held for trading	6,500	12,200
Financial assets measured at fair value through other comprehensive income	800	1,100
Total non-financial assets	300
Total assets	58,100	71,000
Liabilities
Total financial liabilities measured at amortized cost	79,900	97,000
Customer deposits	65,400	76,500
Debt issued measured at amortized cost	9,800	14,700
Total financial liabilities measured at fair value through profit or loss	11,900	14,000
Debt issued designated at fair value	11,400	13,800
Total non-financial liabilities	4,400	4,500
Total liabilities	96,300	115,600
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	500	500
Irrevocable committed prolongation of existing loans	700	800
Total	1,200	1,400
Due between 3 and 12 months
Assets
Total financial assets measured at amortized cost	69,900	88,300
Amounts due from banks	600	800
Loans and advances to customers	61,500	77,500
Other financial assets measured at amortized cost	5,200	5,200
Total financial assets measured at fair value through profit or loss	14,200	9,900
Financial assets at fair value not held for trading	14,200	9,900
Financial assets measured at fair value through other comprehensive income	900	1,000
Total non-financial assets	600	200
Total assets	85,600	99,300
Liabilities
Total financial liabilities measured at amortized cost	88,100	115,100
Customer deposits	51,200	72,700
Debt issued measured at amortized cost	32,700	34,300
Total financial liabilities measured at fair value through profit or loss	27,700	30,000
Debt issued designated at fair value	26,300	28,800
Total non-financial liabilities	100	200
Total liabilities	115,900	145,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	400	400
Irrevocable committed prolongation of existing loans	1,400	1,300
Total	1,700	1,800
Due between 1 and 2 years
Assets
Total financial assets measured at amortized cost	115,700	125,600
Amounts due from banks	0	0
Loans and advances to customers	108,500	118,500
Other financial assets measured at amortized cost	6,600	6,300
Total financial assets measured at fair value through profit or loss	13,500	8,400
Financial assets at fair value not held for trading	13,500	8,400
Financial assets measured at fair value through other comprehensive income	0	100
Total non-financial assets	0	1,300
Total assets	129,200	135,300
Liabilities
Total financial liabilities measured at amortized cost	45,900	49,800
Customer deposits	8,900	15,900
Debt issued measured at amortized cost	32,400	31,100
Total financial liabilities measured at fair value through profit or loss	26,700	31,200
Debt issued designated at fair value	25,100	28,800
Total non-financial liabilities	200	300
Total liabilities	72,900	81,300
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments	0	0
Irrevocable committed prolongation of existing loans	0	0
Total	0	0
Due between 2 and 5 years
Assets
Total financial assets measured at amortized cost	128,900	136,800
Amounts due from banks	200	300
Loans and advances to customers	110,900	116,600
Other financial assets measured at amortized cost	17,600	19,800
Total financial assets measured at fair value through profit or loss	12,700	12,600
Financial assets at fair value not held for trading	12,700	12,600
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	2,500	1,200
Total assets	144,100	150,600
Liabilities
Total financial liabilities measured at amortized cost	75,100	88,700
Customer deposits	11,800	8,400
Debt issued measured at amortized cost	54,000	73,200
Total financial liabilities measured at fair value through profit or loss	13,100	18,000
Debt issued designated at fair value	11,600	15,900
Total non-financial liabilities	400	700
Total liabilities	88,600	107,400
Guarantees, commitments and forward starting transactions
Irrevocable loan commitments		0
Irrevocable committed prolongation of existing loans		0
Total		0
Due after 5 years
Assets
Total financial assets measured at amortized cost	122,200	135,500
Amounts due from banks	100	200
Loans and advances to customers	103,100	115,300
Other financial assets measured at amortized cost	18,900	20,000
Total financial assets measured at fair value through profit or loss	2,300	5,300
Financial assets at fair value not held for trading	2,300	5,300
Financial assets measured at fair value through other comprehensive income	0	0
Total non-financial assets	1,100	1,100
Total assets	125,600	142,000
Liabilities
Total financial liabilities measured at amortized cost	64,300	66,400
Customer deposits	300	300
Debt issued measured at amortized cost	61,200	62,500
Total financial liabilities measured at fair value through profit or loss	22,400	25,200
Debt issued designated at fair value	21,600	24,000
Total non-financial liabilities	400	400
Total liabilities	87,100	91,900
Perpetual / Not applicable
Assets
Total financial assets measured at fair value through profit or loss	4,500	4,800
Financial assets at fair value not held for trading	4,500	4,800
Total non-financial assets	35,800	38,400
Total assets	40,300	43,200
Liabilities
Total financial liabilities measured at amortized cost	14,300	12,000
Debt issued measured at amortized cost	14,300	12,000
Total non-financial liabilities	2,600	2,500
Total liabilities	16,900	14,500
of which: non-subordinated
Liabilities
Debt issued measured at amortized cost	199,200	220,200
of which: non-subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost	9,800	7,600
of which: non-subordinated | Due between 1 and 3 months
Liabilities
Debt issued measured at amortized cost	9,800	14,700
of which: non-subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	32,400	31,800
of which: non-subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	32,100	30,800
of which: non-subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	53,900	72,800
of which: non-subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost	61,200	62,500
of which: subordinated
Liabilities
Debt issued measured at amortized cost	15,000	17,600
of which: subordinated | Due within 1 month
Liabilities
Debt issued measured at amortized cost		2,500
of which: subordinated | Due between 3 and 12 months
Liabilities
Debt issued measured at amortized cost	300	2,500
of which: subordinated | Due between 1 and 2 years
Liabilities
Debt issued measured at amortized cost	300	300
of which: subordinated | Due between 2 and 5 years
Liabilities
Debt issued measured at amortized cost	100	300
of which: subordinated | Due after 5 years
Liabilities
Debt issued measured at amortized cost		0
of which: subordinated | Perpetual / Not applicable
Liabilities
Debt issued measured at amortized cost	$ 14,300	$ 12,000